Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
10.	LEASES

As Lessee

The Company has operating leases for its warehouse facility and for equipment under agreements that expire at various dates through 2023. Certain of these leases contain renewal provisions and the warehouse lease requires the Company to pay utilities, insurance, taxes and other operating expenses. The Company terminated its lease for its corporate headquarters as of June 30, 2020, which is discussed further below. The Company also has property held under finance leases that expire at various dates through 2021. The Company’s leases do not contain any residual value guarantees or material restrictive covenants.

Upon adoption of ASC No. 842, Leases (“ASC No. 842”), the Company recognized on its consolidated balance sheet as of January 1, 2019 an initial measurement of approximately $3,458,000 of operating lease liabilities and approximately $2,336,000 of corresponding operating right-of use assets, net of tenant improvement allowances, the amounts of which were primarily related to the Company’s corporate headquarters. The initial measurement of the finance leases under ASC No. 842 did not have a material change from the balances of the finance lease liabilities and assets recorded prior to the adoption of ASC No. 842. There was also no cumulative effect adjustment to retained earnings as a result of the transition to ASC No. 842. The Company recorded the initial recognition of the operating leases as a supplemental noncash financing activity on the accompanying consolidated statement of cash flows. The adoption of ASC No. 842 did not have a material impact on the Company’s consolidated statement of operations.

Corporate Headquarters Lease Termination

As part of the Company’s on-going efforts to implement measures designed to reduce operating expenses and preserve capital as it continues to seek to mitigate the substantial negative impact of the COVID-19 pandemic on the Company’s business, on June 25, 2020, the Company entered into a Lease Termination, Surrender and Buy-Out Agreement (the “Lease Termination Agreement”) with Burke Aston Partners, LLC (the “Lessor”) to terminate, effective June 30, 2020, the lease dated July 26, 2018 for the Company’s corporate headquarters. Absent the Lease Termination Agreement, the lease would have expired in accordance with its terms in April 2026. Since January 1, 2020, the Company reduced its headcount from 74 to 19 employees, all of whom are currently working remotely, and the Company did not currently need a corporate headquarters of the size subject to that lease. After paying all the amounts the Company potentially could be required to pay under the Lease Termination Agreement, including both contingent payments described below, the Company will have reduced its future cash obligations under the lease by approximately $3.5 million as compared to the amount of rent the Company would have otherwise paid if the lease remained in effect for the duration of its original term.

Pursuant to the Lease Termination Agreement, in exchange for allowing the Company to terminate the lease early, the Company agreed to (i) allow the Lessor to keep its security deposits of approximately $260,000, which includes $200,000 of restricted cash under a letter of credit, (ii) pay the Lessor approximately $121,000 for past due rent, and (iii) pay the Lessor $80,000 if the Company sells all or any material part of its assets or all or any material part of its equity interests and $5,000 if the Lessor needs to dispose of furniture that remained in the office space. In July 2020, the Lessor informed the Company that it needed to dispose of the remaining furniture, and the Company paid the Lessor $5,000 to do so.

As a result of the lease termination, the Company recorded a gain on the termination of the lease of approximately $8,000 during the three months ended June 30, 2020, which includes writing off the remaining balances of the right-of-use asset of approximately $1,913,000 and the corresponding lease liability of approximately $3,135,000, applying the principal portion of past due rents to be paid in July 2020 of approximately $64,000, writing off of the unamortized tenant improvement allowance of approximately $890,000, and applying the security deposit of approximately $260,000.

Additionally, as part of the lease termination and vacating the facility, the Company recorded a loss on the disposal of fixed assets of approximately $282,000 during the three months ended June 30, 2020, which includes approximately $197,000 in furniture and fixtures and the Company’s vehicle, and $85,000 in other leasehold improvement assets.

The tables below show the beginning balances of the operating lease right-of-use assets and liabilities as of January 1, 2019 and the ending balances as of September 30, 2020, including the changes during the periods.

Operating lease right-of-use assets
Operating lease right-of use assets at January 1, 2020	$2,101,000
Amortization of operating lease right-of-use assets	(161,000)
Addition of operating lease right-of -use asset	28,000
Write-off of right-of-use asset due to headquarters lease termination	(1,913,000)
Write-off of right-of-use asset related to other lease terminations	(50,000)
Operating lease right-of-use assets at September 30, 2020	$5,000

Operating lease liabilities
Operating lease liabilities at January 1, 2020	$3,300,000
Principal payments on operating lease liabilities	(154,000)
Addition of operating lease liability	28,000
Write-off of lease liability related to headquarters lease termination	(3,135,000)
Write-off of lease liability related to other lease terminations	(34,000)
Operating lease liabilities at September 30, 2020	5,000
Less non-current portion	-
Current portion at September 30, 2020	$5,000

As of September 30, 2020, the Company’s operating leases have a weighted-average remaining lease term of 1 month for $5,000 in future payments and a weighted-average discount rate of 5%.

For the three months ended September 30, 2020 and 2019, total lease expense under operating leases was approximately $17,000 and $137,000, respectively. For the nine months ended September 30, 2020 and 2019, total lease expense under operating leases was approximately $281,000 and $407,000, respectively. Lease expense is recorded in selling, general and administrative expenses.

The tables below show the beginning balances of the finance lease right-of-use assets and liabilities as of January 1, 2020 and the ending balances as of September 30, 2020, including the changes during the periods. The Company’s finance lease right-of-use assets are included in “Fixed assets, net” on the accompanying consolidated balance sheet.

Finance lease right-of-use assets
Finance lease right-of use assets at January 1, 2020	$41,000
Depreciation of finance lease right-of-use assets	(15,000)
Finance lease right-of-use assets at September 30, 2020	$26,000

Finance lease liabilities
Finance lease liabilities at January 1, 2020	$41,000
Principal payments on finance lease liabilities as of September 30, 2020	(14,000)
Finance lease liabilities at September 30, 2020	27,000
Less non-current portion	(4,000)
Current portion at September 30, 2020	$23,000

As of September 30, 2020, the Company’s finance leases have a weighted-average remaining lease term of 1.2 years and a weighted-average discount rate of 5.52%. The maturities of the finance lease liabilities are as follows:

As of
September 30, 2020
2020	7,000
2021	21,000
Total Finance lease payments	28,000
Less imputed interest	(1,000)
Present value of Finance lease liabilities	$27,000

For the three months ended September 30, 2020 and 2019, total lease costs under finance leases were approximately $5,000 and $10,000, respectively. For the nine months ended September 30, 2020 and 2019, total lease costs under finance leases were approximately $15,000 and $41,000, respectively.

As Lessor

ASC No. 842 did not make fundamental changes to lease accounting guidance for lessors. Therefore there was no financial statement impact due to the adoption of ASC No. 842. As a lessor, the Company has two types of customer contracts that involve leases: right-to-use operating leases and sales-type leases.

Right-to-use operating leases. Certain customers enter into contracts to obtain subscription services from the Company, which includes the Company’s content (nonlease component) and equipment installed in the customer locations so the customer can access the content (lease component). The timing and pattern of the transfer of both the subscription services and the equipment are the same, that is, the Company’s subscription services are made available to its customer at the same time as the equipment is installed. Additionally, the Company has determined that the lease component of these customer contracts is an operating lease. Accordingly, the Company has concluded that these contracts qualify for the practical expedient permitted under ASC No. 842 to not separate the nonlease component from the related lease component. Instead, the Company treats the combined component as a single performance obligation under Topic 606, Revenue from Contracts with Customers, as the Company has concluded that the nonlease component (subscription services) is the predominant component of the combined component.

Sales-type leases. As with the contracts under right-of-use operating leases, certain customers enter into contracts to obtain subscription services from the Company, which includes the Company’s content (nonlease component) and equipment installed in the customer locations so the customer can access the content (lease component). Generally, the equipment lease term is for three years and the customer prepays its lease in full. After the lease term, the lessee may purchase the equipment for a nominal fee or lease new equipment. Although the timing and pattern of the transfer of both the subscription services and the equipment may be the same, the provisions of the contract related to the equipment results in a sales-type lease, and therefore, the Company cannot treat both the nonlease component and the lease component as a combined component. Accordingly, the nonlease component is accounted for under Topic 606 and the sales-type lease is accounted for under Topic 842 and separately disaggregated on the Company’s statement of operations. The Company does not anticipate entering into any sales-type lease arrangements after December 31, 2019. The Company has not recognized any sales-type lease revenue for the three or six months ended September 30, 2020.

14.	Leases

On January 1, 2019, the Company adopted ASC No. 842, Leases (“ASC No. 842”). ASC No. 842 primarily requires lessees to recognize at the lease commencement date a lease liability, which is the lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Lessees and lessors must either (i) apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements or (ii) recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Applying a full retrospective transition approach is not allowed. The Company elected to use the cumulative-effect transition method upon adoption.

ASC No. 842 also allows lessees and lessors to elect certain practical expedients. The Company elected the following practical expedients:

●	Transitional practical expedients:

○	The Company need not reassess whether any expired or existing contracts are or contain leases.
○	The Company need not reassess the lease classification for any expired or existing leases (that is, all existing leases that were classified as operating leases in accordance with the previous guidance will be classified as operating leases, and all existing leases that were classified as capital leases in accordance with the previous guidance will be classified as finance leases).
○	The Company need not reassess initial direct costs for any existing leases.

●	Hindsight practical expedient. The Company elected the hindsight practical expedient in determining the lease term (that is, when considering lessee options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of the Company’s right-of-use assets.

●	As a lessor, the Company elected to not separate nonlease components from lease components when both of the following are met:

○	The timing and patterns of transfer for the lease component and nonlease component associated with that lease component are the same; and
○	The lease component, if accounted for separately, would be classified as an operating lease.

As Lessee

The Company has entered into operating leases for office and production facilities and equipment under agreements that expire at various dates through 2026. Certain of these leases contain renewal provisions and escalating rental clauses and generally require the Company to pay utilities, insurance, taxes and other operating expenses. The Company also has property held under finance leases that expire at various dates through 2021. The Company’s leases do not contain any residual value guarantees or material restrictive covenants.

Upon adoption of ASC No. 842, the Company recognized on its consolidated balance sheet as of January 1, 2019 an initial measurement of approximately $3,458,000 of operating lease liabilities, and approximately $2,336,000 of corresponding operating right-of use assets, net of tenant improvement allowances. The initial measurement of the finance leases under ASC No. 842 did not have a material change from the balances of the finance lease liabilities and assets recorded prior to the adoption of ASC No. 842. There was also no cumulative effect adjustment to retained earnings as a result of the transition to ASC No. 842. The Company recorded the initial recognition of the operating leases as a supplemental noncash financing activity on the accompanying consolidated statement of cash flows. The adoption of ASC No. 842 did not have a material impact on the Company’s consolidated statement of operations.

The tables below show the initial measurement of the operating lease right-of-use assets and liabilities as of January 1, 2019 and the balances as of December 31, 2019, including the changes during the year.

Operating lease right-of-use assets
Initial measurement at January 1, 2019	$3,458,000
Less tenant improvement allowance	(1,122,000)
Net right-of-use assets at January 1, 2019	2,336,000
Initial measurement of new operating lease right-of-use-assets	57,000
Less amortization of operating lease right-of-use assets	(292,000)
Operating lease right-of-use assets at December 31, 2019	$2,101,000

Operating lease liabilities
Initial measurement at January 1, 2019	$3,458,000
Initial measurement of new operating lease liabilities	57,000
Less principal payments on operating lease liabilities	(215,000)
Operating lease liabilities at December 31, 2019	3,300,000
Less non-current portion	(2,891,000)
Current portion at December 31, 2019	$409,000

As of December 31, 2019, the Company’s operating leases have a weighted-average remaining lease term of 6.3 years and a weighted-average discount rate of 7.25%. The maturities of the operating lease liabilities are as follows:

As of December 31, 2019
2020	$635,000
2021	620,000
2022	634,000
2023	655,000
2024	670,000
Thereafter	932,000
Total operating lease payments	4,146,000
Less imputed interest	(846,000)
Present value of operating lease liabilities	$3,300,000

Total lease expense was approximately $542,000 and $407,000 for the twelve months ended December 31, 2019 and 2018, respectively. Lease expense was recorded in selling, general and administrative expenses.

The tables below show the initial measurement of the finance lease right-of-use assets and liabilities as of January 1, 2019 and the balances as of December 31, 2019, including the changes during the year. The Company’s finance lease right-of-use assets are included in “Fixed assets, net” on the accompanying consolidated balance sheet.

Finance lease right-of-use assets
Initial measurement at January 1, 2019	$80,000
Less depreciation of finance lease right-of-use assets	(39,000)
Finance lease right-of-use assets at December 31, 2019	$41,000
Initial measurement at January 1, 2019	$86,000
Less principal payments on finance lease liabilities	(45,000)
Finance lease liabilities as of December 31, 2019	41,000
Less non-current portion	(20,000)
Current portion at December 31, 2019	$21,000

As of December 31, 2019, the Company’s finance leases have a weighted-average remaining lease term of 1.9 years and a weighted-average discount rate of 5.51%. The maturities of the finance lease liabilities are as follows:

As of December 31, 2019
2020	23,000
2021	21,000
Total finance lease payments	44,000
Less imputed interest	(3,000)
Present value of finance lease liabilities	$41,000

For the twelve months ended December 31, 2019 and 2018, total lease costs under finance leases were approximately $48,000 and $191,000, respectively.

As Lessor

ASC No. 842 did not make fundamental changes to lease accounting guidance for lessors. Therefore there was no financial statement impact due to the adoption of ASC No. 842. As a lessor, the Company has two types of customer contracts that involve leases: right-to-use operating leases and sales-type leases.

Right-to-use operating leases. Certain customers enter into contracts to obtain subscription services from the Company, which includes the Company’s content (nonlease component) and equipment installed in the customer locations so the customer can access the content (lease component). The timing and pattern of the transfer of both the subscription services and the equipment are the same, that is, the Company’s subscription services are made available to its customer at the same time as the equipment is installed. Additionally, the Company has determined that the lease component of these customer contracts is an operating lease. Accordingly, the Company has concluded that these contracts qualify for the practical expedient permitted under ASC No. 842 to not separate the nonlease component from the related lease component. Instead, the Company treats the combined component as a single performance obligation under Topic 606, Revenue from Contracts with Customers, as the Company has concluded that the nonlease component (subscription services) is the predominant component of the combined component.

Sales-type leases. As with the contracts under right-of-use operating leases, certain customers enter into contracts to obtain subscription services from the Company, which includes the Company’s content (nonlease component) and equipment installed in the customer locations so the customer can access the content (lease component). Generally, the equipment lease term is for three years and the customer prepays its lease in full. After the lease term, the lessee may purchase the equipment for a nominal fee or lease new equipment. Although the timing and pattern of the transfer of both the subscription services and the equipment may be the same, the provisions of the contract related to the equipment results in a sales-type lease, and therefore, the Company cannot treat both the nonlease component and the lease component as a combined component. Accordingly, the nonlease component is accounted for under Topic 606 and the sales-type lease is accounted for under Topic 842 and separately disaggregated on the Company’s statement of operations.